                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-07021

                   (Investment Company Act File Number)

                  Federated Investment Series Funds, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

            Date of Reporting Period: Six months ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

16TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
5/31/2003
Net Asset Value, Beginning of Period	$8.49
Income From Investment Operations:
Net investment income	0.28
Net realized and unrealized gain (loss) on investments	0.60

TOTAL FROM INVESTMENT OPERATIONS	0.88

Less Distributions:
Distributions from net investment income	(0.29)

Net Asset Value, End of Period	$9.08

Total Return[4]	10.60%

Ratios to Average Net Assets:

Expenses	1.06%[5]

Net investment income	6.45%[5]

Expense waiver/reimbursement[6]	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$390,402

Portfolio turnover	14%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01 and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods to November 30, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,		Period Ended	Year Ended October 31,
2002	2001	11/30/2000 [1]	2000	1999 [2]	1998
$8.72	$8.55	$8.65	$9.11	$9.82	$10.02

0.62 [3]	0.66	0.06	0.69	0.67	0.70
(0.25)[3]	0.19	(0.10)	(0.44)	(0.70)	(0.19)

0.37	0.85	(0.04)	0.25	(0.03)	0.51

(0.60)	(0.68)	(0.06)	(0.71)	(0.68)	(0.71)

$8.49	$8.72	$8.55	$8.65	$9.11	$ 9.82

4.43%	10.24%	(0.46)%	2.81%	(0.35)%	5.14%

1.06%	1.06%	1.05%[5]	1.05%	1.06%	1.05%

7.13%[3]	7.51%	8.38%[5]	7.85%	7.07%	6.89%

0.16%	0.17%	0.21%[5]	0.18%	0.16%	0.15%

$319,597	$232,594	$217,008	$216,101	$249,056	$210,768

27%	31%	2%	27%	30%	20%

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
5/31/2003
Net Asset Value, Beginning of Period	$8.51
Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized gain (loss) on investments	0.61

TOTAL FROM INVESTMENT OPERATIONS	0.86

Less Distributions:
Distributions from net investment income	(0.26)

Net Asset Value, End of Period	$9.11

Total Return[4]	10.25%

Ratios to Average Net Assets:

Expenses	1.86%[5]

Net investment income	5.65%[5]

Expense waiver/reimbursement[6]	0.10%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$492,254

Portfolio turnover	14%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,		Period Ended	Year Ended October 31,
2002	2001	11/30/2000 [1]	2000	1999 [2]	1998
$8.74	$8.57	$8.66	$9.12	$9.83	$10.02

0.55 [3]	0.60	0.05	0.63	0.60	0.61
(0.25)[3]	0.18	(0.09)	(0.45)	(0.70)	(0.18)

0.30	0.78	(0.04)	0.18	(0.10)	0.43

(0.53)	(0.61)	(0.05)	(0.64)	(0.61)	(0.62)

$8.51	$8.74	$8.57	$8.66	$9.12	$ 9.83

3.60%	9.35%	(0.42)%	2.02%	(1.11)%	4.34%

1.86%	1.86%	1.85%[5]	1.85%	1.86%	1.85%

6.33%[3]	6.70%	7.56%[5]	7.05%	6.27%	6.09%

0.11%	0.12%	0.16%[5]	0.13%	0.11%	0.10%

$426,299	$380,016	$286,738	$288,505	$345,034	$302,010

27%	31%	2%	27%	30%	20%

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
5/31/2003
Net Asset Value, Beginning of Period	$8.52
Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized gain (loss) on investments	0.60

TOTAL FROM INVESTMENT OPERATIONS	0.85

Less Distributions:
Distributions from net investment income	(0.26)

Net Asset Value, End of Period	$9.11

Total Return[4]	10.12%

Ratios to Average Net Assets:

Expenses	1.86%[5]

Net investment income	5.65%[5]

Expense waiver/reimbursement[6]	0.10%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$91,176

Portfolio turnover	14%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,		Period Ended	Year Ended October 31,
2002	2001	11/30/2000 [1]	2000	1999 [2]	1998
$8.74	$8.57	$8.66	$9.12	$9.83	$10.02

0.54 [3]	0.60	0.05	0.63	0.60	0.61
(0.23)[3]	0.18	(0.09)	(0.45)	(0.70)	(0.18)

0.31	0.78	(0.04)	0.18	(0.10)	0.43

(0.53)	(0.61)	(0.05)	(0.64)	(0.61)	(0.62)

$8.52	$8.74	$8.57	$8.66	$9.12	$ 9.83

3.70%	9.33%	(0.42)%	2.02%	(1.11)%	4.35%

1.86%	1.86%	1.85%[5]	1.85%	1.86%	1.85%

6.33%[3]	6.70%	7.56%[5]	7.04%	6.27%	6.09%

0.11%	0.12%	0.16%[5]	0.13%	0.11%	0.10%

$77,272	$82,973	$74,250	$75,821	$92,875	$76,645

27%	31%	2%	27%	30%	20%

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)
5/31/2003
Net Asset Value, Beginning of Period	$8.52
Income From Investment Operations:
Net investment income	0.28
Net realized and unrealized gain (loss) on investments	0.61

TOTAL FROM INVESTMENT OPERATIONS	0.89

Less Distributions:
Distributions from net investment income	(0.29)

Net Asset Value, End of Period	$9.12

Total Return[4]	10.65%

Ratios to Average Net Assets:

Expenses	1.09%[5]

Net investment income	6.42%[5]

Expense waiver/reimbursement[6]	0.12%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$272,690

Portfolio turnover	14%

1 The fund changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,		Period Ended	Year Ended October 31,
2002	2001	11/30/2000 [1]	2000	1999 [2]	1998
$8.75	$8.57	$8.67	$9.12	$9.83	$10.02

0.61 [3]	0.66	0.06	0.70	0.67	0.69
(0.24)[3]	0.20	(0.10)	(0.44)	(0.70)	(0.18)

0.37	0.86	(0.04)	0.26	(0.03)	0.51

(0.60)	(0.68)	(0.06)	(0.71)	(0.68)	(0.70)

$8.52	$8.75	$8.57	$8.67	$9.12	$ 9.83

4.39%	10.30%	(0.46)%	2.92%	(0.35)%	5.12%

1.09%	1.09%	1.08%[5]	1.08%	1.09%	1.08%

7.10%[3]	7.48%	8.33%[5]	7.82%	7.02%	6.86%

0.13%	0.14%	0.18%[5]	0.15%	0.13%	0.12%

$252,905	$301,788	$306,621	$313,811	$375,902	$393,905

27%	31%	2%	27%	30%	20%

Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--54.4%
		Basic Ind. - Chemicals--0.2%
$6,250,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	$2,734,375

		Basic Ind. - Metals & Mining--4.4%
9,600,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	11,154,528
11,000,000		Inco Ltd., Note, 9.60%, 6/15/2022	11,563,860
7,500,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	7,824,375
8,850,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	9,443,039
4,450,000		Normandy Yandal Operations Ltd., 8.875%, 4/1/2008	2,247,250
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	12,060,555

		TOTAL	54,293,607

		Basic Ind. - Paper--1.1%
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,636,250
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,891,150
500,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	529,330
4,200,000		Weyerhaeuser Co., Note, 6.125%, 3/15/2007	4,650,870

		TOTAL	13,707,600

		Cap. Goods - Building Materials--0.5%
5,500,000	[2]	Masco Corp., Note, 5.875%, 7/15/2012	6,129,585

		Cap. Goods - Diversified Manufacturing--0.7%
5,250,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	5,608,418
1,350,000		Kennametal, Inc., 7.20%, 6/15/2012	1,470,758
1,100,000	[2]	Tyco International Group, Note, 4.95%, 8/1/2003	1,101,375

		TOTAL	8,180,551

		Cap. Goods - Environmental--1.8%
2,000,000		Republic Services, Inc., 7.125%, 5/15/2009	2,381,240
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	698,886
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	103,677
7,750,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	8,953,033
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	10,004,952

		TOTAL	22,141,788

Principal Amount			Value
		CORPORATE BONDS--continued
		Cap. Goods- Aerospace & Defense--1.3%
$4,250,000	[2]	Boeing Capital Corp., 6.50%, 2/15/2012	$4,728,125
2,235,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	2,861,560
5,165,000		Raytheon Co., 8.20%, 3/1/2006	5,952,817
2,075,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,384,320

		TOTAL	15,926,822

		Communications - Media & Cable--3.3%
5,100,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	5,651,310
4,500,000		CF Cable TV, Inc., Note, 9.125%, 7/15/2007	4,522,500
3,600,000		Comcast Corp., 5.30%, 1/15/2014	3,714,012
1,000,000		Comcast Corp., 6.50%, 1/15/2015	1,125,090
1,500,000		Comcast Corp., 7.05%, 3/15/2033	1,685,895
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	13,376,392
3,500,000		Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004	3,690,960
6,250,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	7,015,625

		TOTAL	40,781,784

		Communications - Media Noncable--2.5%
3,450,000		Clear Channel Communications, Inc., 7.65%, 9/15/2010	4,168,566
4,850,000		News America Holdings, Inc., Deb., 7.90%, 12/1/2095	5,740,800
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	671,490
9,520,000	[2]	Reed Elsevier, Inc., 6.75%, 8/1/2011	11,327,086
8,250,000		Univision Communications, Inc., 7.85%, 7/15/2011	9,900,743

		TOTAL	31,808,685

		Communications - Telecom Wirelines--2.8%
8,400,000		CenturyTel, Inc., 8.375%, 10/15/2010	10,745,952
4,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	5,189,360
8,100,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	8,995,617
7,690,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	8,447,926
1,000,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	1,202,570

		TOTAL	34,581,425

		Consumer Cyclical - Automotive--0.6%
4,750,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	4,908,460
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	2,433,858

		TOTAL	7,342,318

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--1.6%
$2,750,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	$2,911,893
4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	5,253,030
11,550,000		International Speedway Corp., 7.875%, 10/15/2004	12,345,680

		TOTAL	20,510,603

		Consumer Cyclical - Retailers--1.7%
3,150,000		CVS Corp., 5.625%, 3/15/2006	3,457,881
3,900,000	[2]	Federated Department Stores, Inc., 6.625%, 4/1/2011	4,514,562
10,497,000	[2]	Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	9,394,815
3,500,000		Target Corp., 5.875%, 3/1/2012	3,989,370

		TOTAL	21,356,628

		Consumer Non Cyclical - Consumer Products--0.4%
4,650,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,322,065

		Consumer Non Cyclical - Food/Beverage--0.7%
2,535,000		Anheuser-Busch Cos., Inc., Sr. Note, 7.10%, 6/15/2007	2,682,157
4,500,000		Kellogg Co., 7.45%, 4/1/2031	5,865,930

		TOTAL	8,548,087

		Consumer Non Cyclical - Healthcare--0.6%
1,300,000		Anthem, Inc., 6.80%, 8/1/2012	1,530,724
300,000		Columbia/HCA Healthcare Corp., Note, 6.87%, 9/15/2003	303,552
4,750,000	[2]	UnitedHealth Group, Inc., 7.50%, 11/15/2005	5,373,200

		TOTAL	7,207,476

		Consumer Products--0.6%
6,480,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	6,941,700

		Education--0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	9,729,610

		Energy - Independent--1.5%
5,000,000		Devon Financing Corp., 7.875%, 9/30/2031	6,535,050
4,200,000	[1]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	4,794,804
3,900,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	4,767,750
2,500,000		Sun Co., Inc., Deb., 9.375%, 6/1/2016	2,973,800

		TOTAL	19,071,404

		Energy - Integrated--2.0%
1,500,000		Conoco, Inc., 6.35%, 10/15/2011	1,768,785
4,100,000	[2]	Conoco, Inc., 7.25%, 10/15/2031	5,259,644
2,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	2,355,300
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	570,596
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--continued
$10,850,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	$12,214,171
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	252,078
2,500,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	2,868,875

		TOTAL	25,289,449

		Energy - Oil Field Services--0.0%
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	245,574

		Energy - Refining--0.2%
2,250,000		Valero Energy Corp., 7.50%, 4/15/2032	2,689,358

		Finance - Automotive--1.6%
300,000		Ford Motor Credit Co., Note, 7.57%, 5/16/2005	300,858
12,250,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	12,608,313
7,375,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	7,661,150
140,000		Toyota Motor Credit Corp., Note, 5.625%, 11/13/2003	142,761

		TOTAL	20,713,082

		Financial Inst. - Banking--6.0%
4,750,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	5,275,065
3,500,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	3,757,355
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,293,200
2,500,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	3,213,150
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,925,386
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	3,037,623
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	6,082,448
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	4,093,495
3,000,000		MBNA America Bank, N.A., 6.625%, 6/15/2012	3,362,520
215,000		NationsBank Corp., 6.125%, 7/15/2004	226,683
6,700,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	8,152,426
10,803,849	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	13,183,397
3,800,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	4,360,044
5,000,000		U.S. Bank N.A., 6.30%, 2/4/2014	5,914,650
2,400,000		Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	2,845,464

		TOTAL	74,722,906

		Financial Inst. - Brokerage--1.9%
2,795,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	3,023,296
115,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	119,145
3,800,000	[1]	Fidelity Investments, Bond, 7.57%, 6/15/2029	4,957,062
5,000,000	[2]	Goldman Sachs Group, Inc., 6.125%, 2/15/2033	5,469,050
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Inst. - Brokerage--continued
$2,600,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	$3,023,384
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	229,672
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	206,009
5,750,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	6,339,663

		TOTAL	23,367,281

		Financial Inst. - Finance Noncaptive--0.7%
2,450,000	[2]	Capital One Financial Corp., Sr. Note, 7.25%, 12/1/2003	2,472,663
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	139,751
1,750,000		Household Finance Corp., Note, 6.375%, 10/15/2011	1,995,490
1,250,000		Household Finance Corp., Note, 6.75%, 5/15/2011	1,452,050
2,300,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	2,543,478
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	230,562

		TOTAL	8,833,994

		Financial Inst. - Insurance - Life--3.3%
4,300,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,566,393
1,000,000		Allstate Corp., 6.125%, 12/15/2032	1,126,060
450,000		American General Corp., Note, 7.75%, 4/1/2005	497,961
2,950,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	2,428,588
10,350,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	10,493,969
7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	9,003,696
6,500,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	7,273,825
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	589,402
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,330,741

		TOTAL	41,310,635

		Financial Inst. - Insurance - P&C--1.1%
6,750,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	6,471,563
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	28,637
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	1,187,240
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	6,693,690

		TOTAL	14,381,130

		Financial Inst. - Reits--0.8%
4,000,000		EOP Operating LP, 7.75%, 11/15/2007	4,698,320
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	216,358
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	486,885
3,250,000		Storage USA, 8.20%, 6/1/2017	4,406,155

		TOTAL	9,807,718

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Services--0.1%
$1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	$1,024,470

		Consumer Non Cyclical - Healthcare--0.7%
1,000,000		HCA - The Healthcare Corp., 6.25%, 2/15/2013	1,042,820
7,200,000		HCA - The Healthcare Corp., 6.95%, 5/1/2012	7,838,640

		TOTAL	8,881,460

		Sovereign--0.4%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,814,005

		State/Provincial--0.5%
5,750,000	[2]	Ontario, Province of, 4.375%, 2/15/2013	6,074,818

		Supranational--0.5%
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	6,171,172

		Technology--0.5%
6,000,000		Unisys Corp., 8.125%, 6/1/2006	6,390,000

		Technology Services--0.4%
4,400,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,453,404

		Telecommunications & Cellular--0.3%
2,762,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	3,335,115

		Transportation - Airlines--1.0%
234,360		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	160,537
4,000,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	2,620,000
2,500,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	1,956,250
2,260,772		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,438,854
215,479		Northwest Airlines Corp., Pass Thru Cert., 7.575%, 3/1/2019	213,862
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,340,893
3,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	2,433,375

		TOTAL	12,163,771

		Transportation - Railroads--0.6%
2,854,455		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,631,866
350,000		Canadian Pacific RR, 6.25%, 10/15/2011	406,329
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,976,655

		TOTAL	8,014,850

		Utility - Electric--4.7%
3,600,000		Alabama Power Co., 5.70%, 2/15/2033	3,832,452
2,950,000		Arizona Public Service Co., 6.375%, 10/15/2011	3,374,181
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	62,788
250,000		CMS Energy Corp., 8.375%, 7/1/2003	251,250
5,100,000		Duke Energy Corp., Note, 6.25%, 1/15/2012	5,756,421
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	$4,660,750
4,700,000		FirstEnergy Corp., 7.375%, 11/15/2031	5,339,059
7,650,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	7,803,000
700,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	792,995
5,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	5,383,840
3,900,000	[2]	MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	4,506,294
100,000	[3]	NRG Energy, Inc., Bond, 8.00%, 11/1/2003	44,000
4,750,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	5,463,308
875,000		Oncor, Inc., Sec. Fac. Bond, 6.375%, 5/1/2012	1,005,349
6,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	7,249,200
3,500,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	3,078,320

		TOTAL	58,603,207

		TOTAL CORPORATE BONDS (IDENTIFIED COST $622,197,875)	678,603,512

		MORTGAGE BACKED SECURITIES--0.1%
65,860		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	68,391
88,756		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	92,167
21,231		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	22,048
71,663		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	74,709
108,053		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	113,152
50,745		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	56,359
95,419		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	101,860
56,748		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	59,976
95,675		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	101,057
87,793		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	92,787
273,315		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	285,699
147,028		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	153,599
51,460		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	54,885
30,994		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	32,738
98,413		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	107,547
51,296		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	57,195
60,802		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	64,621

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $1,460,629)	1,538,790

Principal Amount or Shares			Value
		MUNICIPALS--3.3%
$5,630,000		Atlanta & Fulton County, GA Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	$6,450,347
3,000,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,620,640
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (Financial Security Assurance, Inc. LOC), 11/1/2018	6,697,350
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	3,372,024
3,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC Financial Group, Inc. LOC), 12/1/2025	3,207,120
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	5,164,192
2,635,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	2,958,525
2,200,000		Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	2,416,986
4,200,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (Financial Security Assurance, Inc. INS), 1/1/2026	4,715,214
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA INS GTD), 10/1/2026	2,741,274

		TOTAL MUNICIPALS (IDENTIFIED COST $37,149,361)	41,343,672

		COMMON STOCKS--0.1%
		Insurance--0.0%
10,585		Arcadia Financial Ltd., Warrants	106

		Telecommunication Services--0.1%
996	[3]	AT&T Canada, Inc., Class A	28,814
53,615	[3]	AT&T Canada, Inc., Class B	1,554,835

		TOTAL	1,583,649

		TOTAL COMMON STOCKS (IDENTIFIED COST $8,431,199)	1,583,755

		PREFERRED STOCKS--1.6%
		Communications - Telecom Internet--0.0%
1,315		Global Crossing Holdings Ltd., PIK Pfd., 10.50%	1,479

		Financial Inst. - Brokerage--1.2%
142,000		Citigroup, Inc., Cumulative Pfd., Series F	7,916,500
130,000		Lehman Brothers Holdings, Inc., Pfd.	6,723,444

		TOTAL	14,639,944

		Financial Inst. - REITs--0.4%
80,000	[2]	Prologis Trust, Cumulative REIT Perpetual Pfd. Stock, Series C	4,620,000

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,132,747)	19,261,423

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--0.8%
		Asset-Backed Securities--0.4%
$4,210,385	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	$4,425,494
3,850,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	393,547

		TOTAL	4,819,041

		Financial Inst. - Brokerage--0.3%
3,025,094	[1]	World Financial, Class B, 6.91%, 9/1/2013	3,415,021

		Non-Agency Mortgage--0.0%
755,085	[1]	SMFC Trust Asset-Backed Certificates, Series 1997-A, Class 4, 4.74689%, 1/28/2025	580,003

		Structured Product (ABS)--0.1%
962,522		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	790,182

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $12,765,571)	9,604,247

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.1%
325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	371,202
454,431		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	455,208

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $787,874)	826,410

		U.S. TREASURY--1.2%
5,003,488		US TNote - TIPS Series C-2012 3%, 7/15/2012	5,554,672
9,100,000	[2]	United States Treasury Note, 4.00%, 11/15/2012	9,610,419

		TOTAL U.S. TREASURY (IDENTIFIED COST $14,488,414)	15,165,091

		MUTUAL FUNDS--40.7%
57,297,705		The High Yield Bond Portfolio	374,726,994
1,500,200		Federated Mortgage Core Portfolio	15,422,043
82,481,112		Prime Value Obligations Fund, Class IS	82,481,112
34,726,532		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	34,784,164

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $574,803,021)	507,414,313

		TOTAL INVESTMENTS--102.3% (IDENTIFIED COST $1,288,216,691) [4]	1,275,341,213

		OTHER ASSETS AND LIABILITIES - NET--(2.3)%	(28,820,053)

		TOTAL NET ASSETS--100%	$1,246,521,160

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2003 these securities amounted to $87,765,464 which represents 7.0% of net assets.

2 Certain principal or share amounts are temporarily on loan to unaffiliated broker/dealers.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts to $1,287,071,691.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust
TIPS	--Treasury Inflation-Protected Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value including $34,079,589 of securities loaned (identified cost $1,288,216,691)		$1,275,341,213
Income receivable		13,596,740
Receivable for shares sold		9,191,018

TOTAL ASSETS		1,298,128,971

Liabilities:
Payable for investments purchased	$2,416,180
Payable for shares redeemed	11,599,178
Payable on collateral due to broker	34,784,164
Payable to bank	19,652
Income distribution payable	2,209,071
Accrued expenses	579,566

TOTAL LIABILITIES		51,607,811

Net assets for 136,943,175 shares outstanding		$1,246,521,160

Net Assets Consist of:
Paid in capital		$1,324,351,516
Net unrealized depreciation of investments		(12,875,478)
Accumulated net realized loss on investments		(60,685,890)
Distributions in excess of net investment income		(4,268,988)

TOTAL NET ASSETS		$1,246,521,160

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($390,402,237 ÷ 42,979,546 shares outstanding)		$9.08

Offering price per share (100/95.50 of $9.08)[1]		$9.51

Redemption proceeds per share		$9.08

Class B Shares:
Net asset value per share ($492,253,572 ÷ 54,050,052 shares outstanding)		$9.11

Offering price per share		$9.11

Redemption proceeds per share (94.50/100 of $9.11)[1]		$8.61

Class C Shares:
Net asset value per share ($91,175,698 ÷ 10,007,560 shares outstanding)		$9.11

Offering price per share (100/99.00 of $9.11)[1]		$9.20

Redemption proceeds per share (99.00/100 of $9.11)[1]		$9.02

Class F Shares:
Net asset value per share ($272,689,653 ÷ 29,906,017 shares outstanding)		$9.12

Offering price per share (100/99.00 of $9.12)[1]		$9.21

Redemption proceeds per share (99.00/100 of $9.12)[1]		$9.03

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends			$16,977,007
Interest (including income on securities loaned of $35,490)			26,085,040

TOTAL INCOME			43,062,047

Expenses:
Investment adviser fee		$4,303,733
Administrative personnel and services fee		431,521
Custodian fees		26,586
Transfer and dividend disbursing agent fees and expenses		479,559
Directors'/Trustees' fees		9,650
Auditing fees		8,820
Legal fees		2,723
Portfolio accounting fees		90,330
Distribution services fee--Class B Shares		1,696,765
Distribution services fee--Class C Shares		305,388
Shareholder services fee--Class A Shares		443,661
Shareholder services fee--Class B Shares		565,588
Shareholder services fee--Class C Shares		101,796
Shareholder services fee--Class F Shares		323,532
Share registration costs		48,000
Printing and postage		43,259
Insurance premiums		1,205
Taxes		33,763
Miscellaneous		4,948

TOTAL EXPENSES		8,920,827

Waivers and Reimbursement:
Waiver of investment adviser fee	$(573,921)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,125)
Waiver of shareholder services fee--Class A Shares	(88,732)
Waiver of shareholder services fee--Class F Shares	(25,883)
Reimbursement of investment adviser fee	(3,369)

TOTAL WAIVERS AND REIMBURSEMENT		(693,030)

Net expenses			8,227,797

Net investment income			34,834,250

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,301,964
Net change in unrealized depreciation of investments			78,716,858

Net realized and unrealized gain on investments			80,018,822

Change in net assets resulting from operations			$114,853,072

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,834,250	$67,908,379
Net realized gain (loss) on investments	1,301,964	(14,123,025)
Net change in unrealized appreciation/depreciation of investments	78,716,858	(13,843,773)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	114,853,072	39,941,581

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,954,068)	(17,823,793)
Class B Shares	(13,441,980)	(25,070,305)
Class C Shares	(2,414,106)	(4,935,784)
Class F Shares	(8,631,827)	(18,841,402)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,441,981)	(66,671,284)

Share Transactions:
Proceeds from sale of shares	274,721,383	388,166,294
Net asset value of shares issued to shareholders in payment of distributions declared	22,965,709	38,115,379
Cost of shares redeemed	(205,649,728)	(320,850,241)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,037,364	105,431,432

Change in net assets	170,448,455	78,701,729

Net Assets:
Beginning of period	1,076,072,705	997,370,976

End of period (including distributions in excess of net investment income of $(4,268,988) and $(2,661,257), respectively)	$1,246,521,160	$1,076,072,705

See Notes which are an integral part of the Financial Statement

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sales price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of the Federated Mortgage Core Portfolio, a series of Core Trust, is to seek high total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from the Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potentially inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$34,079,589	$34,784,164

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Funds' net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/2001		For The YearEnded 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Accumulated Gain (Loss) on Investments	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)
Increase (Decrease)	$(2,575,944)	$(2,483,593)	$(92,351)	$(1,237,834)	$(585,572)	$1,823,406

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

CAPITAL STOCK

At May 31, 2003, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,556,963	$145,115,519	20,765,195	$176,904,129
Shares issued to shareholders in payment of distributions declared	970,902	8,491,982	1,265,245	10,759,962
Shares redeemed	(12,191,359)	(106,859,972)	(11,061,823)	(94,345,082)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,336,506	$46,747,529	10,968,617	$93,319,009

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	8,805,762	$77,286,505	16,002,955	$137,097,403
Shares issued to shareholders in payment of distributions declared	874,192	7,665,646	1,606,506	13,711,088
Shares redeemed	(5,712,340)	(50,083,520)	(11,002,599)	(93,983,999)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,967,614	$34,868,631	6,606,862	$56,824,492

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,131,101	$18,823,479	2,738,575	$23,495,847
Shares issued to shareholders in payment of distributions declared	129,946	1,140,335	254,409	2,173,286
Shares redeemed	(1,328,231)	(11,655,083)	(3,409,262)	(29,147,060)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	932,816	$8,308,731	(416,278)	$(3,477,927)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	3,805,890	$33,495,880	5,900,576	$50,668,915
Shares issued to shareholders in payment of distributions declared	645,714	5,667,746	1,341,930	11,471,043
Shares redeemed	(4,225,263)	(37,051,153)	(12,053,373)	(103,374,100)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	226,341	$2,112,473	(4,810,867)	$(41,234,142)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,463,277	$92,037,364	12,348,334	$105,431,432

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $1,287,071,691. The unrealized depreciation of investments for federal tax purposes was $11,730,478. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,632,903 and net unrealized depreciation from investments for those securities having an excess of cost over value of $87,363,381.

At November 30, 2002, the Fund had a capital loss carryforward of $58,446,547, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 106,973

2004	$ 434,628

2006	$ 9,429,209

2007	$29,305,027

2008	$ 3,430,726

2010	$15,739,984

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2003, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$149,695,997

Sales	$131,373,345

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2003, were as follows:

Purchases	$20,255,529

Sales	$17,573,338

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2072302 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003